Summary of Fair Value of Warrants Assumptions Explanatory (Details) - $ / shares shares in Thousands		9 Months Ended	12 Months Ended
		Sep. 30, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Market value per share price		$ 8.88	$ 10.50
Risk-free annual interest rate	[1]	1.59%	1.23%
Expected volatility	[2]	115.75%	115.80%
Expected dividend yield	[3]	0.00%	0.00%
February 2021 Placement Agent Warrants Public Offering [member]
IfrsStatementLineItems [Line Items]
Number of equivalent shares		57,427
Market value per share price		$ 37
Weighted average exercise price		$ 45.31
Expected volatility	[4]	119.18%
Expected life (years)	[5]	4 years 11 months 26 days
Expected dividend yield	[6]	0.00%
February 2021 Placement Agent Warrants Underwriter Option [member]
IfrsStatementLineItems [Line Items]
Number of equivalent shares		8,614
Market value per share price		$ 37
Weighted average exercise price		$ 45.31
Risk-free annual interest rate	[7]	0.59%
Expected volatility	[4]	119.57%
Expected life (years)	[5]	4 years 11 months 23 days
Expected dividend yield	[6]	0.00%

[1]	Based on United States Treasury Government Bond interest rates with a term that is consistent with the expected life of the stock options.
[2]	Based on the historical volatility of the Company’s stock price over the most recent period consistent with the expected life of the stock options, as well as on future expectations.
[3]	The Company has not paid dividends and it does not intend to pay dividends in the foreseeable future.
[4]	Based on United States Treasury Government Bond interest rates with a term that is consistent with the expected life of the warrants.
[5]	Based on the historical volatility of the Company’s stock price over the most recent period consistent with the expected life of the warrants.
[6]	Based upon time to expiry from the issuance date.
[7]	During the nine-month period ended September 30, 2021, warrants were exercised as follows: